Shareholders' Equity - Stock-Based Compensation Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 17, 2019	May 30, 2018	May 27, 2015	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised				$ 2,047,327	$ 833,556
Remaining unamortized compensation cost related to unvested stock options and RSUs				$ 381,318	$ 306,355
Remaining unamortized compensation cost related to unvested stock options and RSUs, period of recognition					2 years 21 days
Net income (loss) per share:
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				473,697	888,991
6 River Systems, Inc. | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued with trading restrictions (in shares)	122,080
Restricted shares remaining (in shares)				91,560
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days used to calculate volume weighted average trading price			5 days
Stock Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Remaining vesting period		24 months	36 months
Stock Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33%	25.00%
Stock Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33%
Stock Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33%
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)			1
Legacy Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Remaining vesting period			36 months
Legacy Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)		1
LTIP | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period		24 months
LTIP | Net income (loss) per share: | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Net income (loss) per share: | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Net income (loss) per share: | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				0
LTIP | Deferred Shares Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				856
Prior to November 2017 RSUs | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period			36 months
Prior to November 2017 RSUs | Net income (loss) per share: | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Net income (loss) per share: | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Net income (loss) per share: | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Net income (loss) per share: | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Stock Option Plan and LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)			3,743,692
Shares available for issuance, percentage of annual increase			5.00%
Stock Option Plan and LTIP | Subsequent Event | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)						25,384,187